united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Jennifer Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 2/28/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

MAIN SECTOR ROTATION ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019

	Shares		Fair Value
		EXCHANGE TRADED FUNDS - 99.5%
		CONSUMER STAPLES - 9.2%
	279,900	Vanguard Consumer Staples ETF	$39,496,689

		EMERGING MARKETS - 4.1%
	419,850	Vanguard FTSE Emerging Markets ETF	17,474,157

		FINANCIAL - 24.6%
	2,332,500	Financial Select Sector SPDR Fund *	61,857,900
	964,100	SPDR S&P Bank ETF	43,635,166
			105,493,066
		GOVERNMENT - 5.0%
	236,360	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	21,652,939

		HEALTHCARE - 21.6%
	510,040	Health Care Select Sector SPDR Fund *	46,745,166
	186,600	iShares Nasdaq Biotechnology ETF *	21,037,284
	279,900	SPDR S&P Biotech ETF *	24,950,286
			92,732,736
		INTERNATIONAL FUNDS - 6.9%
	1,072,950	Xtrackers Harvest CSI 300 China A-Shares ETF *	29,463,207

		MID - CAP - 5.0%
	248,800	iShares Russell Mid-Cap Value ETF	21,605,792

		SMALL - CAP - 3.1%
	83,970	iShares Russell 2000 ETF *	13,164,817

		TECHNOLOGY - 20.0%
	1,212,900	Technology Select Sector SPDR Fund *	85,946,094

		TOTAL EXCHANGE TRADED FUNDS (Cost - $400,941,661)	427,029,497

		SHORT-TERM INVESTMENTS - 22.4%
		COLLATERAL FOR SECURITIES LOANED - 22.4%
	12,265,047	Fidelity Institutional Government Fund - Institutional Class 2.28% (a)	12,265,047
	84,103,684	Morgan Stanley Institutional Liquidity Fund - Institutional Class 2.52% (a)	84,103,684
		TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $96,368,731)	96,368,731

		TOTAL INVESTMENTS - 121.9% (Cost - $497,310,392)	$523,398,228
		LIABILITIES IN EXCESS OF OTHER ASSETS - (21.9) %	(94,044,930)
		NET ASSETS - 100.0%	$429,353,298

CSI - China Securities Index
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
SPDR - Standard & Poor's Depositary Receipt
* All or a portion of this security is on loan. The market value of loaned securities is $94,388,443.
(a)	Security was purchased with cash received as collateral for securities on loan at February 28, 2019. Total collateral had a value of $96,368,731 at February 28, 2019.

MAIN SECTOR ROTATION ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist from a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

MAIN SECTOR ROTATION ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund's assets carried at fair value:

Assets			Level 1	Level 2	Level 3	Total
Exchange Traded Funds			$427,029,497	$-	$-	$427,029,497
Short Term Investments			96,368,731	-	-	96,368,731
		Total	$523,398,228	$-	$-	$523,398,228
The Fund did not hold any Level 2 or Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Securities Lending - Under an agreement with the Securities Finance Trust Company (“SFTC”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the Fund shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by SFTC to the borrowers is remitted to SFTC as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At February 28, 2019, the following Funds loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Institutional Government Fund and Morgan Stanley Institutional Liquidity Fund. The Funds receive compensation relating to the lending of the Funds’ securities.

MAIN SECTOR ROTATION ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019

The percentage of total investment income the Funds received from the investment of cash retained by the lending agent was as follows:

Market Value of	Market Value of	Percentage of Total
Loaned Securities	Collateral	Investment Income
$94,388,443	$96,368,731	2.09%

	Gross Amounts Not Offset in
	the Statement of Assets and
	Liabilities
	Gross Amounts
	Recognized in	Financial	Cash
	Statements of Assets	Instruments	Collateral	Net Amount
	and Liabilities	Pledged	Pledged (1)	of Assets
Description of Liability:
Collateral for Securities Loaned
	$96,368,731	$-	$96,368,731	$-

1) The amount is limited to the liability balance and accordingly does not include excess collateral pledged.

The following table breaks out the holdings pledged as collateral as of February 28, 2019:

		Overnight and
		Continuous	Total

Fidelity Insititutional Government Fund		$12,265,047	$12,265,047
Morgan Stanley Institutional Liquidity Fund		84,103,684	84,103,684
Total		$96,368,731	$96,368,731

The fair value of the securities loaned totaled $94,388,443 at February 28, 2019, respectively. The securities loaned are noted in the Portfolio of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $96,368,731 at February 28, 2019. These amounts are offset by a liability recorded as “Securities lending collateral.”

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at February 28, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Main Sector Rotation ETF	$497,312,539	$26,087,836	$(2,147)	$26,085,689

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

*/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/24/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/24/19

By

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/24/19